Lord Abbett
Tax-Free Income Trust

Florida Series o Pennsylvania Series
Michigan Series o Georgia Series

1999 ANNUAL REPORT

[GRAPHIC OMITTED]

A fund to help you keep more
of your investment income

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Visit our Web Site and get:
up to date statistics and other useful information at www.lordabbett.com

Report to Shareholders
For the Fiscal Year Ended October 31, 1999


[PHOTO]

Robert S. Dow
Chairman

November 8, 1999

"We believe municipal bonds remain extremely attractive from a relative value perspective, offering tax-free yields equivalent to nearly 98% of the yield of Treasuries."


Lord Abbett Tax-Free Income Trust completed its fiscal year on October 31, 1999 with aggregate net assets of $278 million. Please see page 1 of this report for individual net assets and performance of each Series.

What Happened in the Markets

What started out as a good year for municipal bonds turned sour in the later part of 1999 as municipal bond yields climbed from the relatively low yields experienced earlier in the year. The municipal market enjoyed an early rally as investors took advantage of the cheapness of tax-free bonds in relation to Treasuries. But as rates on municipals rose over 35 basis points in the span of six months, prices fell (generally bond prices move in the opposite direction of yields) in response to a tightening of the Federal Funds Rate and overall volatility in the Treasury market.

While U.S. Government bonds recovered recently to essentially the same yield levels where they began the year, the municipal market has been unable to recover at the same pace. Circumstances specific to municipal bonds have combined to prevent the market from returning to the lower yield levels that market fundamentals would suggest. In particular, property and casualty insurance companies, traditionally large holders of municipal bonds, became net sellers of municipals in the third quarter. At the same time, less traditional institutional buyers, such as life insurance companies, were also heavy sellers. The flood of extra supply, resulting from the high level of selling and the absence of "crossover" buyers, temporarily overwhelmed demand for municipals and forced yields to move higher.

Key Fund Investment Strategies

While these periods of market weakness do have an impact on the value of your portfolio, they also present opportunities for us to purchase high-quality, long-term bonds at attractive yields. Looking forward, we expect that the earlier price declines experienced in the bond market will continue to stabilize on a larger scale. We also anticipate that the temporary factors that converged to prevent municipal market recovery will dissipate. While difficult to justify, given the low inflation the economy continues to enjoy, we would consider any additional increase in the Federal Funds rate by the Federal Reserve as an "insurance move" given that today's high rates are only beginning to impact the economy. The Federal Reserve seems resolved to prevent any sustained increase in inflation, even before it might emerge.

What May Be Ahead for Municipals

We believe municipal bonds remain extremely attractive from a relative value perspective, offering tax-free yields equivalent to nearly 98% of the yield of Treasuries.(1) We continue to emphasize highly liquid, high-quality bonds that consistently offer attractive levels of income.

On a final note, we are proud to announce that on January 17, 2000, we are relocating our headquarters to the Colgate Center, at 90 Hudson Street, in Jersey City, New Jersey. Lord Abbett has experienced strong growth during the 90s. We have more than doubled our assets under management in the last five years to nearly $33 billion. We are very excited about the move and strongly believe it to be in the best interest of our shareholders.

Thank you for including the Lord Abbett Tax-Free Income Trust as part of your diversified investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

(1) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

RISK: All or a portion of income derived from this portfolio may be subject to the Federal Alternative Minimum Tax. The Fund has the ability to invest in derivatives, including options, financial futures, options on financial futures and residual interest bonds (also known as "inverse floaters"). These instruments involve special risks.

All tax-free portfolios managed by Lord Abbett emphasize:

o High quality

o Total return potential

o Call protection


Fund Facts

On October 31, 1999, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

Lord Abbett's Focus on Quality

[GRAPHICS OMITTED]

Lord Abbett's Tax-Free Record and SEC-Required Information

                                                    Florida    Pennsylvania   Michigan       Georgia
                                                   Series(2)      Series       Series       Series(3)
----------------------------------------------------------------------------------------------------------
Date of Inception                                    9/25/91      2/3/92       12/1/92      12/27/94
Net Assets (in millions)                             $107          $94           $49           $27
Distribution Rate at
Net Asset Value (as of 10/31/99)(3)                  5.04%         5.24%         5.31%        5.39%

----------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return
at Net Asset Value (as of 10/31/99)(4):
  1 Year                                            -4.74%       -4.13%        -3.55%        -4.36%
  3 Years                                            3.07%        3.95%         3.95%         4.43%
  5 Years                                            5.42%        6.43%         6.46%          --
  Life of Series                                     5.29%        5.99%         5.74%         6.79%
30-Day SEC Yield (as of 10/31/99)                    4.40%        4.37%         4.77%         4.57%

----------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 9/30/99):
  1 Year                                            -6.80%       -6.00%        -6.10%        -6.30%
  5 Years                                            4.61%        5.50%         5.47%          --
  Life of Series                                     5.12%        5.82%         5.49%         6.55%

The results quoted above represent past performance for Class A shares, which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%.


(1) Includes holdings that are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(2) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 13. For a full discussion of the differences in pricing alternatives, please refer to the Trust's current prospectus.

(3) Returns and yield for Tax-Free Income Trust - Georgia Series reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent this waiver, the fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.

(4) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the dividends of a class derived from net investment income during a stated period by the net asset value on the last day of the period.

(5) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

A Note About Year 2000 Matters

As you may know, there has been extensive media coverage about possible problems that may arise as a result of uncertainties about the ability of computers to "understand" dates using the year 2000. Potentially, these problems could disrupt the services and systems that the Trust relies on in its daily operations.

As a general matter, we believe the financial industry has taken a leadership role addressing year 2000 (Y2K) issues and this should help to inspire confidence among concerned investors. More specifically, Lord Abbett, Lord Abbett Distributor LLC and the Trust's transfer agent, custodian and other providers of services critical to the Trust have been actively working on reviewing and replacing or updating computer systems and computer-to-computer interfaces, as needed. Each has completed or is in the process of testing new or revised systems and interfaces and generally expects that their systems, as well as those of their key external service providers, will be ready to handle Y2K without significant problems. Furthermore, the Trust has been routinely taking companies' Y2K preparations into account when considering or reviewing investments.

In summary, while the Y2K problem is unprecedented and we cannot eliminate altogether the possibility that the Trust could be affected in some way, we are confident that all parties involved are taking appropriate steps to resolve Y2K concerns.


Important Information

Each portfolio may invest up to 20% of its net assets in residual interest bonds ("RIBs"). A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 12/31/99, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                               Statement of Net Assets
                               Florida Series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 4.76%                Escambia Cnty FL Hsg Fin Auth Univ West FL Fndtn Inc Proj
                               MBIA+ 53/4% 6/1/2024                                               Aaa        $ 1,355   $   1,319,431
                               Florida St Bd Regt Univ Sys Impt Rev MBIA+ 55/8% 7/1/2019          Aaa            800         779,000
                               Hillsborough Cnty FL Sch Brd Ctfs Partn MBIA+ 53/4% 7/1/2025       Aaa          1,500       1,464,375
                               Hillsborough Cnty FL Sch Brd Ctfs Partn MBIA+ 6.00% 7/1/2025       Aaa          1,500       1,524,375
                               Total                                                                                       5,087,181
-----------------------------------------------------------------------------------------------------------------------=============
Finance 4.85%                  Puerto Rico Muni Fin Agy Ser A 61/2% 7/1/2019                       A-          4,915       5,191,469
-----------------------------------------------------------------------------------------------------------------------=============
General Obligation 1.68%       Florida St Brd Ed Cap Outlay Pub Ed Ser E 43/4% 6/1/2022           Aa2            750         626,250
                               Puerto Rico Comwlth RIBs MBIA+ 8.08% 7/1/2008++                    Aaa          1,100       1,167,375
                               Total                                                                                       1,793,625
-----------------------------------------------------------------------------------------------------------------------=============
Healthcare 18.47%              Charlotte Cnty FL Health Care RIBs FSA+ 8.10% 8/26/2027++          Aaa         10,000      10,050,000
                               Escambia Cnty FL Hlth Facs Rev Ascension Hlth Ser A-1
                               AMBAC+ 6.00% 11/15/2031                                            Aaa          2,000       2,002,500
                               Jacksonville FL Hlth Fac Auth Hosp Rev Charity Oblig Group Ser C
                               53/8% 8/15/2023                                                    Aa2            500         465,625
                               Lee Cnty FL Hosp Brd Directors Rev Lee Mem Sys Ser A MBIA+
                               53/4% 4/1/2022                                                     Aaa          3,300       3,217,500
                               Orange Cnty FL Hlth Facs Hosp Regl Hlthcare
                               Sys Ser D MBIA+ 51/4% 10/1/2014                                    Aaa          2,750       2,609,063
                               Suwannee Cnty FL Hlth Care Advent Christian Vlg
                               Inc ACA+ 51/4% 4/1/2019                                              A            900         806,625
                               Tampa FL Rev Hlth Sys Catholic Hlth Ser
                               A-3 MBIA+ 43/4% 11/15/2028                                         Aaa            750         603,750
                               Total                                                                                      19,755,063
-----------------------------------------------------------------------------------------------------------------------=============
Housing 5.86%                  Broward Cnty FL Hsg Fin Auth Multi Fam Rev Bridgewtr Ser A
                               AMT+++ 5.35% 10/1/2023                                               A            980         888,125
                               Broward Cnty FL Prof Sports Fac Tax Rev Civic Arena Ser A
                               MBIA+ 53/4% 9/1/2021                                               Aaa          1,750       1,717,187
                               Dade Cnty FL Hsg Fin Auth Sing Fam Mtg Rev
                               GNMA/FNMA+ AMT+++ 6.70% 4/1/2028                                   AAA          1,000       1,022,500
                               Dade Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Ser E
                               GNMA/FNMA+ 7.00% 3/1/2024                                          Aaa             40          41,050
                               Miami Dade Cnty FL Hsg Fin Auth Multi Fam Rev Villa
                               Esperanza Apts Proj AMT+++ 5.45% 10/1/2038                           A          1,250       1,131,250
                               Orange Cnty FL Hsg Fin Auth Ser A-1 AMT+++ Zero Coupon 3/1/2028    Aaa          1,000         168,750
                               Orange Cnty FL Hsg Fin Auth Sing Fam Mtg Ser A
                               GNMA/FNMA+ AMT+++ 5.90% 9/1/2019                                   AAA            420         416,325
                               Palm Beach Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Ser A
                               AMT+++ 6.55% 4/1/2027                                              Aaa            870         886,312
                               Total                                                                                       6,271,499
-----------------------------------------------------------------------------------------------------------------------=============
Industrial 3.24%               Polk Cnty FL Ind Dev Auth Tampa Elec Co Proj
                               AMBAC+ AMT+++ 5.85% 12/1/2030                                      Aaa          3,600       3,465,000
-----------------------------------------------------------------------------------------------------------------------=============
Miscellaneous 7.76%            Brevard Cnty FL Sales Tax Rev MBIA+ 7.00% 12/1/2018                Aaa          1,000       1,057,500
                               Manatee Cnty FL Rev MBIA+ 5.00% 4/1/2017**                         Aaa          1,000         897,500
                               Miami Dade Cnty FL Sp Oblig Sub Ser A
                               MBIA+ Zero Coupon 10/1/2024                                        Aaa         20,000       4,375,000
                               Ocoee FL Rev Transn MBIA+ 41/2% 10/1/2023                          AAA          1,000         796,250
                               Orange Cnty FL Tourist Dev Tax Rev AMBAC+ 6.00% 10/1/2016          Aaa            710         711,321
                               Tampa FL Sports Auth Rev Tampa Bay Arena Proj
                               MBIA+ 6.00% 10/1/2015                                              Aaa            450         464,625
                               Total                                                                                       8,302,196
-----------------------------------------------------------------------------------------------------------------------=============
Pollution 9.51%                Citrus Cnty FL Poll Ctrl Rev FL Pwr Corp MBIA+ 65/8% 1/1/2027      Aaa          5,740       6,005,475
                               Hillsborough Cnty FL Ind Dev Auth Poll Ctrl Rev
                               Tampa Elec 8.00% 5/1/2022                                          Aa3           2,500      2,740,625
                               Jacksonville FL Poll Rev Anheuser-Busch
                               Proj AMT+++ 5.70% 8/1/2031                                          A1          1,500       1,430,625
                               Total                                                                                      10,176,725
-----------------------------------------------------------------------------------------------------------------------=============

                                                                               3


                               Statement of Net Assets
                               Florida Series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Power 1.33%                    Puerto Rico Elec Pwr Auth Ser X FSA+ 51/2% 7/1/2025                AAA        $ 1,500   $   1,425,000
-----------------------------------------------------------------------------------------------------------------------=============
Prerefunded 18.52%             Bay Cnty FL Hosp Sys Rev Bay Med Ctr Proj 8.00% 10/1/2019          Aaa            500         580,000
                               Dunedin FL Hosp Rev Mease Hlth Care MBIA+ 63/4% 11/15/2021         Aaa          1,000       1,068,750
                               Florida St Jacksonville Transn 6.40% 7/1/2016                      Aaa          5,600       5,936,000
                               Manatee Cnty FL Pub Util Rev Ser 91A MBIA+ 63/4% 10/1/2013         Aaa          1,000       1,066,250
                               Melbourne FL Wtr & Swr Rev Ser B FGIC+ 6.40% 10/1/2022             Aaa          1,700       1,771,689
                               Okeechobee FL Util Auth Sys Rev Acquisition
                               & Impt MBIA+ 5.60% 10/1/2025                                       Aaa            200         212,250
                               Orlando & Orange Cnty Expwy Auth FL Expwy
                               Rev FGIC+ 61/2% 7/1/2020                                           Aaa            395         407,494
                               Puerto Rico Tel Auth Rev RIBs MBIA+ 6.82% 1/25/2007++              Aaa          3,000       3,217,500
                               Tampa FL Rev Allegany Hlth Sys St Joseph
                               MBIA+ 6.70% 12/1/2018                                              Aaa          5,000       5,550,000
                               Total                                                                                      19,809,933
-----------------------------------------------------------------------------------------------------------------------=============
Transportation 14.85%          Dade Cnty FL Aviation Rev Ser A
                               MBIA+ AMT+++ 53/4% 10/1/2018                                       Aaa          1,775       1,739,500
                               Dallas-Fort Worth TX Intl Arpt American
                               Airlines Inc AMT+++ 63/8% 5/1/2035                                Baa1          2,000       1,917,500
                               Florida Ports Fin Commn Rev St Transn Tr Fd Intermodal Prog
                               FGIC+ AMT+++ 51/2% 10/1/2023                                       Aaa          1,000         927,500
                               Florida St Dept Transn Right of Way Ser A 43/4% 7/1/2024           Aa2          1,250       1,031,250
                               Florida St Tpk Auth Tpk Rev Ser A FSA+ 41/2% 7/1/2028              Aaa          1,500       1,164,375
                               Pensacola FL Arpt Rev Ser A MBIA+ AMT+++ 61/8% 10/1/2018           Aaa          1,250       1,287,500
                               Santa Rosa Bay FL Brdg Auth Rev Zero Coupon 7/1/2015              BBB-          3,140       1,208,900
                               Santa Rosa Bay FL Brdg Auth Rev Zero Coupon 7/1/2022              BBB-          3,000         772,500
                               Santa Rosa Bay FL Brdg Auth Rev ACA+ 61/4% 7/1/2028                  A          4,700       4,835,125
                               Santa Rosa Bay FL Brdg Auth Rev 61/4% 7/1/2028                    BBB-          1,000         997,500
                               Total                                                                                      15,881,650
-----------------------------------------------------------------------------------------------------------------------=============
Water/Sewer 7.17%              Broward Cnty FL Wtr & Swr Util Rev FGIC+ 6.00% 10/1/2020           Aaa          2,500       2,503,125
                               Clearwater FL Wtr & Swr Rev FGIC+ Zero Coupon 12/1/2016            Aaa          3,640       1,314,950
                               Fort Myers FL Util Rev Ser A FGIC+ 51/2% 10/1/2024                 Aaa          1,635       1,538,944
                               Indian River Cnty FL Wtr & Swr Rev FGIC+ 51/2% 9/1/2016            Aaa            475         459,562
                               Tampa Bay Wtr FL Util Sys Rev FGIC+ 6.00% 10/1/2024                Aaa          1,835       1,857,938
                               Total                                                                                       7,674,519
-----------------------------------------------------------------------------------------------------------------------=============
                               Total Municipal Bonds 98.00% (Cost $105,315,412)                                          104,833,860
====================================================================================================================================
Short-term Investments 2.07%
------------------------------------------------------------------------------------------------------------------------------------

                               Texas St Tax & Rev Antic Notes Ser A 4.50% due 8/31/2000
                               (Cost $2,213,813)                                                SP-1+      2,200,000       2,212,342
                               ----------------------------------------------------------------------------------------=============
                               Total Investments 100.07% (Cost $107,529,225)                                             107,046,202
====================================================================================================================================

                               Statement of Net Assets
                               Florida Series October 31, 1999


Other Assets, Less Liabilities (.07)%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       $  60,901
====================================================================================================================================
Receivables for:               Securities sold                                                                             8,525,452
                               Interest                                                                                    1,366,568
                               Capital stock sold                                                                                919
                               Total Other Assets                                                                          9,953,840
-----------------------------------------------------------------------------------------------------------------------=============
Payables for:                  Securities purchased                                                                        9,306,983
                               Dividends                                                                                     366,386
                               Capital stock reacquired                                                                       86,441
                               Other                                                                                         270,516
                               Total Liabilities                                                                          10,030,326
                               Total Other Assets, Less Liabilities                                                         (76,486)
-----------------------------------------------------------------------------------------------------------------------=============
Net Assets 100.00%                                                                                                      $106,969,716
====================================================================================================================================

                               Class  A  Shares-Net  asset  value  ($100,923,994 / 22,340,000   shares   outstanding)          $4.52
                               Maximum  offering  price  (net  asset  value plus sales charge of 3.25% of the offering price)  $4.67
                               Class C Shares-Net asset value ($6,045,722/1,336,898 shares outstanding)                        $4.52

                              *Ratings are unaudited.
                             **When-issued security.
                              +Insured or guaranteed by the indicated  municipal bond insurance  corporation or Federal  agency. See page 11 for Glossary of Terms.
                            ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1999.
                            +++Income  from these  securities  may be  subject to the  Alternative  Minimum  Tax (AMT). See Notes to
                               Financial Statements.



                               Statement of Net Assets
                               Pennsylvania series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 11.01%               Allegheny Cnty PA Higher Ed Bldg Auth Rev Robert
                               Morris College ACA+ 6.00% 5/1/2028                                   A        $ 1,000     $   981,250
                               Delaware Cnty PA Auth Univ Rev Villanova
                               Univ AMBAC+ 5.80% 8/1/2025                                         Aaa          1,600       1,548,000
                               New Wilmington PA Muni Auth Rev Westminster College
                               ACA+ 5.35% 3/1/2028                                                  A          1,000         880,000
                               Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
                               RIBs AMBAC+ AMT+++ 8.16% 3/1/2022++                                Aaa          3,000       3,056,250
                               Pennsylvania St Higher Ed Fac Auth Bryn Mawr College
                               AMBAC+ 51/8% 12/1/2029                                             Aaa          1,400       1,193,500
                               Pennsylvania St Higher Ed Fac Auth Drexel Univ 6.00% 5/1/2024       A-            500         483,125
                               Pennsylvania St Higher Ed Fac Auth Drexel Univ 6.00% 5/1/2029       A-          1,000         958,750
                               Pennsylvania St Higher Ed Fac Auth Ser A MBIA+ 65/8% 8/15/2009     AAA            325         346,938
                               Puerto Rico Ind Tourist Ed Med & Envirml Ctrl Fac Ana G
                               Mendez Univ Sys 53/8% 2/1/2029                                     BBB          1,000         887,500
                               Total                                                                                      10,335,313
-----------------------------------------------------------------------------------------------------------------------=============
Finance 6.83%                  Delaware VY PA Regl Fin Auth Loc Govt
                               Rev Ser A AMBAC+ 51/2% 8/1/2028                                    Aaa          5,500       5,170,000
                               Delaware VY PA Regl Fin Auth Loc Govt
                               Rev Ser C AMBAC+ 73/4% 7/1/2027                                    Aaa          1,000       1,236,250
                               Total                                                                                       6,406,250
-----------------------------------------------------------------------------------------------------------------------=============
General Obligation 9.83%       Cambria Cnty PA FGIC+ 51/2% 8/15/2016                              Aaa            500         480,625
                               Council Rock PA Sch Dist FGIC+ 43/4% 11/15/2017                    Aaa          1,000         848,750
                               Lancaster PA Ser A FGIC+ 41/2% 5/1/2028                            Aaa          2,000       1,535,000
                               Philadelphia PA Sch Dist Ser A MBIA+ 43/4% 4/1/2027                Aaa          1,300       1,044,875
                               Philadelphia PA Sch Dist Ser B AMBAC+ 53/8% 4/1/2027               Aaa          1,000         908,750
                               Puerto Rico Comwlth 5.00% 7/1/2028                                   A          1,000         852,500
                               Puerto Rico Comwlth Ser A 6.00% 7/1/2014                             A          1,000       1,037,500
                               Ridley PA Sch Dist FGIC+ 5.00% 11/15/2029                          Aaa          2,000       1,680,000
                               West Mifflin PA Area Sch Dist FGIC+ 47/8% 2/15/2023                AAA          1,000         835,000
                               Total                                                                                       9,223,000
-----------------------------------------------------------------------------------------------------------------------=============
Healthcare 12.79%              Allegheny Cnty PA Hosp Dev Hlth Ctr Univ Pittsburgh Ser A
                               MBIA+ 55/8% 4/1/2027                                               Aaa          1,000         936,250
                               Chester Cnty PA Hlth & Ed Fac Auth Hlth Sys Rev IRS
                               RIBs AMBAC+ 7.32% 5/15/2020++                                      Aaa          2,600       2,369,250
                               Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr
                               ACA+ 53/8% 12/1/2018                                                 A          1,000         911,250
                               Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr
                               ACA+ 5.30% 12/1/2027                                                 A          1,000         867,500
                               Montgomery Cnty PA Higher Ed & Hlth Auth Hlth Care Holy
                               Redeemer Hlth Ser A AMBAC+ 51/4% 10/1/2017                         Aaa          1,000         913,750
                               Northeastern PA Hosp & Ed Auth Sch Rev Wyo Seminary Proj
                               MBIA+ 43/4% 10/1/2028                                              AAA          1,500       1,190,625
                               Pottsville PA Hosp Auth Hosp Rev Hosp & Warne Clinic
                               ACA+ 55/8% 7/1/2024                                                  A            500         458,750
                               Puerto Rico Ind Tourist Ed Hosp Auxilio Mutuo Oblig Grp Ser A
                               MBIA+ 61/4% 7/1/2024                                               Aaa            850         889,313
                               Sayre PA Hlth Care Fac Auth Rev Tioga Nursing Fac Ser A
                               AMBAC+ 71/4% 10/1/2018                                             Aaa          1,500       1,533,750
                               Scranton-Lackawanna PA Hlth & Welfare Auth Rev Hosp Moses
                               Taylor Hosp Proj 6.20% 7/1/2017                                   BBB-          1,055         967,963
                               West Shore PA Area Hosp Auth Holy Spirit Hosp
                               Proj MBIA+ 5.70% 1/1/2022                                          Aaa          1,000         961,250
                               Total                                                                                      11,999,651
-----------------------------------------------------------------------------------------------------------------------=============
Housing 5.21%                  Pennsylvania Hsg Fin Agy Sing Fam Mtg
                               Ser 41-B AMT+++ 6.65% 4/1/2025                                     Aa2          1,000       1,025,000
                               Pennsylvania Hsg Fin Agy Sing Fam Mtg
                               Ser 42 AMT+++ 6.85% 4/1/2025                                       Aa2          2,000       2,065,000

6

                               Statement of Net Assets
                               Pennsylvania series October 31, 1999
                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------

                               Pennsylvania Hsg Fin Agy Sing Fam Mtg
                               Ser 43 AMT+++ 7.40% 10/1/2014                                      Aa2          $ 655       $ 687,750
                               Pennsylvania Hsg Fin Agy Single Fam Mtg Ser 67-A
                               AMT+++ 5.85% 10/1/2018                                             Aa2            300         292,125
                               Puerto Rico Pub Bldg Auth Rev Ser J 61/2% 7/1/2003                   A            770         815,238
                               Total                                                                                       4,885,113
-----------------------------------------------------------------------------------------------------------------------=============
Industrial 2.30%               Bradford Cnty PA Ind Dev Auth Intl Paper Co Proj Ser A
                               AMT+++ 6.60% 3/1/2019                                               A3          1,250       1,289,063
                               Bucks Cnty PA Ind Dev Auth USX Corp Proj 5.60% 3/1/2033           Baa2          1,000         873,750
                               Total                                                                                       2,162,813
-----------------------------------------------------------------------------------------------------------------------=============
Miscellaneous 2.50%            Philadelphia PA Auth Ind Dev Rev Ed Cmnty Foreign Med Grads
                               MBIA+ 5.00% 6/1/2015                                               Aaa            500         448,125
                               Philadelphia PA Auth Ind Dev Rev Natl Board Med Examiners
                               MBIA+ 4.60% 5/1/2012                                               AAA          1,000         896,250
                               Philadelphia PA Pkg Auth Rev Ser A AMBAC+ 51/4% 2/15/2029          Aaa            180         157,950
                               Pittsburgh & Allegheny Cnty PA Hotel Room AMBAC+ 5.00% 2/1/2024    Aaa          1,000         848,750
                               Total                                                                                       2,351,075
-----------------------------------------------------------------------------------------------------------------------=============
Pollution 6.01%                Allegheny Cnty PA Ind Dev Auth Rev Environmental Impt
                               USX Proj 6.10% 7/15/2020                                          Baa2          1,000         955,000
                               Pennsylvania Econ Dev Recov Rev Northhampton Gen Ser A
                               AMT+++ 6.60% 1/1/2019                                             BBB-          1,500       1,520,625
                               Puerto Rico Ind Med & Envirml Poll Ctrl Motorola
                               Ser A 63/4% 1/1/2014**                                             Aa3         1,500       1,597,500
                               York Cnty PA Ind Dev Auth Poll Ctrl Rev Pub
                               Svc Elec & Gas Ser A MBIA+ 6.45% 10/1/2019                         Aaa          1,475       1,567,188
                               Total                                                                                       5,640,313
-----------------------------------------------------------------------------------------------------------------------=============
Power 2.41%                    Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 43/4% 7/1/2024           Baa1          1,500       1,237,500
                               Puerto Rico Elec Pwr Auth Pwr Rev Ser X 6.00% 7/1/2015            Baa1          1,000       1,020,000
                               Total                                                                                       2,257,500
-----------------------------------------------------------------------------------------------------------------------=============
Prerefunded 29.46%             Bethlehem PA Area Sch Dist MBIA+ 6.00% 3/1/2016                    Aaa          1,000       1,061,250
                               Burrell PA Sch Dist FGIC+ 5.65% 11/15/2016                         Aaa          1,500       1,565,625
                               Lycoming Cnty PA MBIA+ 5.80% 11/15/2022                            Aaa          3,050       3,217,750
                               North Penn PA Wtr Auth FGIC+ 7.00% 11/1/2024                       Aaa          1,150       1,277,937
                               Northeastern PA Hosp & Ed Auth Luzerne Cnty Cmnty College
                               AMBAC+ 65/8% 8/15/2015                                             Aaa          2,000       2,172,500
                               Pennsylvania Conv Ctr Auth Rev Ser A FGIC+ 6.70% 9/1/2016          Aaa            855         944,775
                               Pennsylvania Intergovt Coop Auth Spl Tax Rev Funding Prog
                               FGIC+ 63/4% 6/15/2021                                              Aaa          2,000       2,192,500
                               Pennsylvania St Higher Ed Fac Auth Thomas
                               Jefferson Ser A 65/8% 8/15/2009                                    Aaa            500         536,875
                               Philadelphia PA Gas Wks Rev Twelfth Ser B MBIA+ 7.00% 5/15/2020    Aaa          2,220       2,450,325
                               Puerto Rico Comwlth 6.45% 7/1/2017                                 Aaa          1,900       2,082,875
                               Puerto Rico Comwlth MBIA+ 6.45% 7/1/2017                           Aaa            700         767,375
                               Puerto Rico Comwlth 61/2% 7/1/2023                                 Aaa          1,000       1,098,750
                               Puerto Rico Comwlth 7.70% 7/1/2020                                 Aaa          2,025       2,117,481
                               Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.21% 7/1/2023++       Aaa          3,000       3,315,000
                               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs
                               FSA+ 8.87% 7/1/2018++                                              Aaa          1,500       1,753,125
                               Puerto Rico Elec Pwr Auth Pwr Rev Ser X 61/8% 7/1/2021             Aaa            500         547,500
                               Scranton-Lackawanna PA Hlth & Welfare Auth Rev Univ Scranton
                               AMBAC+ 6.80% 11/1/2014                                             Aaa            500         540,000
                               Total                                                                                      27,641,643
-----------------------------------------------------------------------------------------------------------------------=============
Transportation 8.15%           Pennsylvania St Tpk Comm Oil Franchise Tax Rev Ser A
                               AMBAC+ 43/4% 12/1/2027                                             Aaa          2,415       1,935,019
                               Pennsylvania St Tpk Comm Tpk Rev Ser N MBIA+ 51/2% 12/1/2017       Aaa          1,000         956,250

                                                                               7



                               Statement of Net Assets
                               Pennsylvania series October 31, 1999
                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Comwlth Hwy & Transn Auth Hwy
                               Rev Ser V 65/8% 7/1/2012                                             A        $ 2,615     $ 2,768,631
                               Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
                               Ser Y 51/2% 7/1/2026                                                 A          1,000         931,250
                               Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7.00% 7/1/2014        Aaa          1,000       1,052,500
                               Total                                                                                       7,643,650
-----------------------------------------------------------------------------------------------------------------------=============
Water/Sewer 1.39%              Erie PA Wtr Auth Wtr Rev FGIC+ 5.00% 12/1/2015                     Aaa          1,000         898,750
                               Warminster Twp PA Auth Swr & Wtr Rev AMBAC+ 43/4% 3/1/2023         Aaa            500         409,375
                               Total                                                                                       1,308,125
-----------------------------------------------------------------------------------------------------------------------=============
                               Total Municipal Bonds 97.89% (Cost $94,618,545)                                            91,854,446
====================================================================================================================================
Cash and Receivables, Net
of Liabilities 2.11%                                                                                                       1,980,220
-----------------------------------------------------------------------------------------------------------------------=============
Net Assets 100.00%                                                                                                       $93,834,666
====================================================================================================================================
                               Net asset  value  ($93,834,666 / 19,518,280 shares  outstanding)                                $4.81

                               Maximum offering price (net asset  value  plus sales  charge of 3.25% of
                               the offering price)                                                                             $4.97

                                *Ratings are unaudited.
                               **Restricted security under Rule 144A.
                                +Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                                 See page 11 for Glossary of Terms.
                               ++The interest rate is subject to change periodically and inversely to the prevailing market rate.
                                 The interest rate shown is the rate in effect at October 31, 1999.
                             +++ Income from these  securities  may be subject to the Alternative Minimum Tax (AMT).
                                 See Notes to Financial Statements.


                               Statement of Net Assets
                               Michigan Series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 6.91%                Michigan Higher Ed Student Ln Auth Student Ln Ser XII-Q
                               AMBAC+ AMT+++ 5.20% 9/1/2010                                       Aaa         $  275      $  268,125
                               Saginaw Valley St Univ MI Rev AMBAC+ 51/4% 7/1/2019                Aaa          1,000         920,000
                               Saginaw Valley St Univ MI Rev AMBAC+ 5.30% 7/1/2028                Aaa            250         226,250
                               Wayne Cnty MI Cmnty College Cmnty College Impt
                               AMBAC+ 51/2% 7/1/2019                                              Aaa            565         534,631
                               Wayne St Univ MI Univ Rev FGIC+ 53/8% 11/15/2015                   Aaa          1,055       1,010,163
                               Zeeland MI Pub Schs FGIC+ 51/4% 5/1/2022                           Aaa            500         451,875
                               Total                                                                                       3,411,044
-----------------------------------------------------------------------------------------------------------------------=============
General Obligation 7.97%       Anchor Bay MI Sch Dist Sch Bldg & Site Ser I
                               FGIC+ 6.00% 5/1/2023                                               Aaa            600         590,706
                               Charlotte MI Pub Sch Dst FGIC+ 51/4% 5/1/2025                      Aaa          1,000         892,500
                               Greenville MI Pub Sch FSA+ 6.00% 5/1/2025                          Aaa          1,000         982,050
                               Memphis MI Cmnty Schs FGIC+ 51/4% 5/1/2029                         Aaa            300         265,500
                               Saline MI Area Schs FGIC+ 51/2% 5/1/2015                           Aaa            750         732,188
                               Wayne Cnty MI Bldg Auth Cap Impt Ser A MBIA+ 51/4% 6/1/2016        Aaa            500         472,500
                               Total                                                                                       3,935,444
-----------------------------------------------------------------------------------------------------------------------=============
Healthcare 18.04%              Kalamazoo MI Hosp Fin Auth Fac Rev RIBs FGIC+ 6.31% 6/1/2011++     Aaa          4,000       3,825,000
                               Michigan St Hosp Fin Auth Rev Ascension Hlth Credit Ser A
                               MBIA+ 53/4% 11/15/2018                                             Aaa          1,000         977,500
                               Michigan St Hosp Fin Auth Rev Ascension Hlth Ser A
                               MBIA+ 61/8% 11/15/2026                                             Aaa          1,000       1,003,750
                               Puerto Rico Ind Tourist Ed Ryder Mem Hosp
                               Proj Ser A 6.70% 5/1/2024                                         BBB-          1,575       1,610,437
                               Saginaw MI Hosp Fin Auth Covenant Med Ctr Ser E
                               MBIA+ 55/8% 7/1/2013                                               Aaa          1,500       1,485,000
                               Total                                                                                       8,901,687
-----------------------------------------------------------------------------------------------------------------------=============


8



                               Statement of Net Assets
                               Michigan Series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Housing 5.89%                  Michigan St Hsg Dev Auth Ser A AMBAC+ AMT+++ 6.05% 12/1/2027       Aaa        $ 1,000   $     986,250
                               Michigan St Hsg Dev Auth Ser B 6.95% 12/1/2020                     AA+            515         529,163
                               Michigan St Hsg Dev Auth Ser D 5.95% 12/1/2016                     AA+            500         501,875
                               Michigan St Hsg Dev Auth Ser E AMT+++ 6.20% 12/1/2027              AA+            890         892,225
                               Total                                                                                       2,909,513
-----------------------------------------------------------------------------------------------------------------------=============
Miscellaneous 1.34%            Michigan Muni Bd Auth Rev St Revolving Fd 51/8% 10/1/2020          Aa1            750         663,750
-----------------------------------------------------------------------------------------------------------------------=============
Power 14.06%                   Michigan St Strategic Fd Disp Rev Genesee Pwr Station
                               AMT+++ 71/2% 1/1/2021                                             BB**            500         516,250
                               Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed Ser BB
                               MBIA+ 7.00% 7/15/2008                                              Aaa            500         563,125
                               Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed Ser BB
                               AMBAC+ 7.00% 5/1/2021                                              Aaa            500         566,250
                               Michigan St Strategic Fund Ltd Oblig Detroit Edison Co Ser A
                               MBIA+ AMT+++ 5.55% 9/1/2029                                        Aaa          2,100       1,916,250
                               Puerto Rico Elec Pwr Auth Pwr Rev Ser Z MBIA+ 51/2% 7/1/2016       Aaa          1,500       1,475,625
                               Puerto Rico Elec Pwr Auth Ser X FSA+ 51/2% 7/1/2025                AAA          2,000       1,900,000
                               Total                                                                                       6,937,500
-----------------------------------------------------------------------------------------------------------------------=============
Prerefunded 33.22%             Alpena MI Pub Schs MBIA+ 55/8% 5/1/2022                            Aaa            300         312,000
                               Alpena MI Pub Schs MBIA+ 55/8% 5/1/2022                            Aaa            200         208,000
                               Clarkston MI Cmnty Schs FGIC+ 53/4% 5/1/2016                       Aaa          1,500       1,582,500
                               Hastings MI Sch Dist FGIC+ 55/8% 5/1/2018                          Aaa            490         513,887
                               Hastings MI Sch Dist FGIC+ 55/8% 5/1/2018                          Aaa            510         534,862
                               Huron Valley MI Sch Dist FGIC+ 53/4% 5/1/2022                      Aaa            250         262,188
                               Kent Hosp MI Fin Auth Hlth Care Rev Butterworth
                               Hlth Sys Ser A MBIA+ 55/8% 1/15/2026                               Aaa            800         844,000
                               Lake Orion MI Cmnty Sch Dist AMBAC+ 7.00% 5/1/2020                 Aaa          1,050       1,170,750
                               Lakeview MI Cmnty Schs FGIC+ 5.60% 5/1/2022                        Aaa            210         218,138
                               Lakeview MI Cmnty Schs FGIC+ 5.60% 5/1/2022                        Aaa            290         301,237
                               Michigan Muni Bd Auth Rev Loc Govt Ln Prog
                               AMBAC+ 63/4% 11/1/2014                                             Aaa          1,500       1,636,875
                               Michigan St Hosp Fin Auth Rev Hosp Genesys
                               Hlth Sys Ser A 71/2% 10/1/2027                                     Aaa          2,500       2,846,875
                               Michigan St Hosp Fin Auth Rev Sisters of Mercy
                               Hlth Corp Ser J 71/2% 2/15/2018                                    Aaa          1,650       1,749,000
                               Plymouth-Canton MI Cmnty Sch Dist Ser C 61/2% 5/1/2016             Aaa          1,000       1,065,000
                               Puerto Rico Elec Pwr Auth Pwr Rev Ser T
                               RIBs FSA+ 8.87% 7/1/2018++                                         Aaa            500         584,375
                               Puerto Rico Tel Auth Rev RIBs MBIA+ 7.27% 1/16/2015++              Aaa            900         975,375
                               Riverview MI Cmnty Sch Dist FGIC+ 6.55% 5/1/2014                   Aaa            500         531,875
                               Romulus MI Cmnty Schs Ser II FGIC+ 6.40% 5/1/2017                  Aaa            500         531,875
                               Tri Cnty MI Area Sch Dist MBIA+ 67/8% 5/1/2016                     Aaa            500         526,250
                               Total                                                                                      16,395,062
-----------------------------------------------------------------------------------------------------------------------=============
Transportation 10.08%          Kent Cnty MI Arpt Fac Rev Kent Cnty Intl Arpt 5.00% 1/1/2020       AAA          1,100         955,625
                               Puerto Rico Comwlth Hwy & Transn Auth Hwy
                               Rev Ser Y 51/2% 7/1/2026                                             A            500         465,625
                               Wayne Charter Cnty MI Arpt Rev Detroit Met Wayne Cnty Ser A
                               MBIA+ AMT+++ 5.00% 12/1/2028                                       Aaa          3,000       2,508,750
                               Wayne Charter Cnty MI Arpt Rev Sub Lien Detroit Met Arpt Ser B
                               MBIA+ AMT+++ 63/4% 12/1/2021                                       Aaa          1,000       1,046,250
                               Total                                                                                       4,976,250
-----------------------------------------------------------------------------------------------------------------------=============
Water/Sewer 6.86%              Charlotte MI Wtr Supply & Sewer Disp Rev FSA+ 53/8% 6/1/2024       Aaa          1,500       1,391,250
                               Detroit MI Sewer Disp Rev Ser A MBIA+ 51/2% 7/1/2020               Aaa          1,000         935,000
                               Wayne Cnty MI DownRiver Sys Sewer Disp Ser B
                               MBIA+ 51/8% 11/1/2018                                              Aaa          1,175       1,057,500
                               Total                                                                                       3,383,750
                               ----------------------------------------------------------------------------------------=============
                               Total Municipal Bonds 104.37% (Cost $51,971,048)                                           51,514,000
====================================================================================================================================


                                                                               9


                               Statement of Net Assets
                               Michigan Series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net
of Liabilities (4.37%)                                                                                                  $(2,157,935)
-----------------------------------------------------------------------------------------------------------------------=============
Net Assets 100.00%                                                                                                      $ 49,356,065
====================================================================================================================================
                               Net asset  value  ($49,356,065 / 10,385,870 shares  outstanding)                                $4.75
                               Maximum offering price
                               (net asset  value  plus sales  charge of 3.25% of the offering price)                           $4.91

                    *    Ratings are unaudited.
                    **   This security has not been rated by an independent  ratings service, but is, in Lord Abbett's opinion,  of  comparable quality.
                    +    Insured or guaranteed by the indicated municipal bond insurance  corporation or Federal agency.
                         See page 11for Glossary of Terms.
                    ++   The interest  rate is subject to change  periodically  and  inversely to the  prevailing  market rate.  The interest rate shown is the rate in effect at October 31, 1999.
                    +++  Income from these  securities may be subject to the Alternative  Minimum Tax (AMT).  See Notes to Financial
                         Statements.




                               Statement of Net Assets
                               Georgia Series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Education 10.66%               Private Colleges & Univ Auth GA Emory Univ
                               Proj Ser A 51/2% 11/1/2025                                         Aa1       $    950     $   891,813
                               Private Colleges & Univ Auth GA Mercer Hsg Corp
                               Proj Ser A ACA+ 53/8% 6/1/2031                                       A          1,000         885,000
                               Private Colleges & Univ Auth GA Mercer Univ
                               Proj Ser A 51/4% 10/1/2025                                          A3          1,300       1,147,250
                               Total                                                                                       2,924,063
-----------------------------------------------------------------------------------------------------------------------=============
General Obligation 9.69%       Atlanta GA 5.60% 12/1/2015                                         Aa3          1,255       1,242,450
                               De Kalb Cnty GA 6.00% 1/1/2020                                     Aa1            250         251,875
                               Fulton Cnty GA Sch Dist 51/2% 1/1/2021                             Aa2            960         918,000
                               Puerto Rico Comwlth RIBs FSA+ 8.28% 7/1/2020++                     Aaa            250         247,188
                               Total                                                                                       2,659,513
-----------------------------------------------------------------------------------------------------------------------=============
Healthcare 10.72%              Cobb Cnty GA Hosp Auth Rev Antic Ctfs Ser A
                               AMBAC+ 43/4% 4/1/2026                                              Aaa          1,400       1,134,000
                               Fulton Cnty GA Residentl Care Canterbury Court
                               Proj 6.30% 10/1/2024                                              BBB+            125         119,063
                               Gainesville & Hall Cnty GA Hosp Northeast GA Hlth Sys Inc Proj
                               MBIA+ 51/2% 5/15/2024                                              Aaa            655         611,606
                               Glynn-Brunswick GA Mem Hosp Auth Rev Southeast GA Hlth
                               MBIA+ 6.00% 8/1/2016                                               Aaa            400         408,500
                               Royston GA Hosp Auth Hosp Rev Ty Cobb Healthcare
                               Sys Inc 61/2% 7/1/2027                                             BBB**         700         667,625
                               Total                                                                                       2,940,794
-----------------------------------------------------------------------------------------------------------------------=============
Housing 3.50%                  De Kalb Cnty GA Hsg Auth Multi Fam Rev Lakes At Indian Creek
                               FSA+ AMT+++ 7.15% 1/1/2025                                         Aaa            500         540,000
                               Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser A Sub A-2
                               FHA+ AMT+++ 6.45% 12/1/2027                                        AAA            210         213,675
                               Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2
                               FHA+ AMT+++ 6.40% 12/1/2015                                        AAA            200         205,250
                               Total                                                                                         958,925
-----------------------------------------------------------------------------------------------------------------------=============
Industrial 8.07%               Albany Dougherty GA Payroll Dev Auth Procter & Gamble
                               AMT+++ 5.20% 5/15/2028                                             Aa2          1,500       1,333,125
                               Effingham Cnty GA Dev Auth Fort James Proj
                               AMT+++ 55/8% 7/1/2018                                             Baa2          1,000         880,000
                               Total                                                                                       2,213,125
-----------------------------------------------------------------------------------------------------------------------=============
Miscellaneous 3.53%            Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev
                               MBIA+ 55/8% 10/1/2026                                              Aaa          1,000         968,750

10



                               Statement of Net Assets
                               Georgia Series October 31, 1999

                                                                                             Rating*:      Principal
                                                                                               S&P or         Amount
                               Investments                                                    Moody's          (000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 29.67%             Albany GA Swr Sys Rev MBIA+ 65/8% 7/1/2017                         Aaa       $    100      $  107,250
                               Atlanta GA Ser A 61/8% 12/1/2023                                   Aaa          2,000       2,152,500
                               Chatham Cnty GA Sch Dist MBIA+ 63/4% 8/1/2020                      Aaa          1,035       1,130,737
                               Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86-A
                               MBIA+ Zero Coupon 8/1/2015                                         Aaa            395         146,644
                               Fayette Cnty GA Sch Dist 61/8% 3/1/2015                            Aaa          1,000       1,072,500
                               Fulton Cnty GA Hosp Auth Rev Ctfs Northside Hosp Ser B
                               MBIA+ 6.60% 10/1/2011                                              Aaa          1,000       1,076,250
                               Metropolitan Atlanta GA Rapid Transn Auth Sales T
                               ax Rev Ser O 6.55% 7/1/2020                                        Aaa          1,000       1,055,000
                               Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs
                               FSA+ 8.87% 7/1/2018++                                              Aaa          1,000       1,168,750
                               Savannah GA Economic Dev Auth Rev Sub Ser C Zero
                               Coupon 12/1/2021                                                   Aaa          1,000         230,000
                               Total                                                                                       8,139,631
-----------------------------------------------------------------------------------------------------------------------=============
Solid Waste .39%               Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT+++ 6.40% 1/1/2015       Aaa            100         106,000
-----------------------------------------------------------------------------------------------------------------------=============
Transportation 7.42%           Atlanta GA Arpt Facs Rev MBIA+ AMT+++ Zero Coupon 1/1/2010         Aaa          1,500         828,750
                               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                               MBIA+ 43/4% 7/1/2038                                               Aaa          1,000         812,500
                               Puerto Rico Comwlth Hwy & Transn Auth Transn Rev
                               Ser A 43/4% 7/1/2038                                                 A            500         393,125
                               Total                                                                                       2,034,375
-----------------------------------------------------------------------------------------------------------------------=============
Water/Sewer 9.98%              Carroll Cnty GA Wtr Auth Wtr & Swr Rev AMBAC+ 43/4% 7/1/2022       Aaa            300         249,000
                               Cartersville GA Dev Auth Rev Swr Fac Anheuser-Busch
                               AMT+++ 61/8% 5/1/2027                                               A1          1,000       1,001,250
                               De Kalb Cnty GA Wtr & Swr 5.00% 10/1/2028                          Aa2          1,500       1,290,000
                               Douglasville Douglas Cnty GA Wtr & Swr Auth Rev
                               FGIC+ 41/2% 6/1/2023                                               Aaa            250         197,812
                               Total                                                                                       2,738,062
-----------------------------------------------------------------------------------------------------------------------=============
                               Total Municipal Bonds 93.63% (Cost $27,049,274)                                            25,683,238
====================================================================================================================================
Other Assets, Less Liabilities 6.37%
====================================================================================================================================
Cash                                                                                                                         881,595
====================================================================================================================================
Receivable for:                Capital stock sold                                                                            564,241
                               Interest                                                                                      441,767
                               Total Other Assets                                                                          1,887,603
-----------------------------------------------------------------------------------------------------------------------=============
Payable for:                   Dividends                                                                                     103,338
                               Capital stock reacquired                                                                       22,280
                               Other                                                                                          13,393
                               Total Liabilities                                                                             139,011
                               Total Other Assets, Less Liabilities                                                        1,748,592
====================================================================================================================================
Net Assets 100.00%                                                                                                      $ 27,431,830
====================================================================================================================================

                               Net asset value ($27,431,830/5,589,730 shares outstanding)                                      $4.91
                               Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)       $5.07

                    *    Ratings are unaudited.
                    **   This security has not been rated by an independent  ratings service,  but is, in Lord Abbett's opinion,  of comparable quality.
                    +    Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See Glossary of Terms.
                    ++   The interest  rate is subject to change  periodically  and  inversely to the  prevailing  market rate.  The interest rate shown is the rate in effect at October 31, 1999.
                    +++  Income from these  securities may be subject to the Alternative  Minimum Tax (AMT).  See Notes to Financial
                         Statements.

--------------------------------------------------------------------------------
                 GLOSSARY OF TERMS:
                 AMBAC       American Municipal Bond Assurance Corporation
                 ACA         American Capital Assets
                 FGIC        Financial Guaranty Insurance Company
                 FHA         Federal Housing Administration
                 FNMA        Federal National Mortgage Association
                 FSA         Financial Security Assurance, Inc.
                 GNMA        Government National Mortgage Association
                 MBIA        Municipal Bond Investors Assurance

            Statements of Operations

                                                                                                        Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Florida  Pennsylvania     Michigan       Georgia
Investment Income                                                                   Series        Series       Series        Series
-----------------------------------------------------------------------------------------------------------------------------------
Income      Interest                                                          $  7,352,487   $ 6,032,242  $ 3,134,160    $1,424,016
-----------------------------------------------------------------------------------------------------------------------------------
Expenses    Management fee                                                         641,726       504,847      265,750       129,345
            Management fee waived                                                        -             -            -      (129,345)
            12b-1 distribution plan-Class A                                        395,900       308,528            -             -
            12b-1 distribution plan-Class C                                         65,588             -            -             -
            Shareholder servicing                                                   88,106        70,899       48,380        17,852
            Professional                                                            52,142        36,794       24,553        13,341
            Reports to shareholders                                                 21,796        16,143        8,705         2,969
            Trustees' fees                                                           4,488         3,003        1,679           470
            Registration                                                             2,994         6,303        1,497           744
            Organization                                                                 -             -            -           592
            Other                                                                   24,624        21,027       14,305        11,128
            Net expenses                                                         1,297,364       967,544      364,869        47,096
-----------------------------------------------------------------------------------------------------------------------------------
            Net investment income                                                6,055,123     5,064,698    2,769,291     1,376,920
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
===================================================================================================================================
Net realized loss from investment transactions                                  (3,917,644)     (383,441)  (1,385,665)     (363,336)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                            (8,183,315)   (8,873,598)  (3,271,625)   (2,283,607)
Net realized and unrealized loss on investments                                (12,100,959)   (9,257,039)  (4,657,290)   (2,646,943)
Net Decrease in Net Assets Resulting From Operations                          $ (6,045,836)  $(4,192,341) $(1,887,999)  $(1,270,023)
===================================================================================================================================

            See Notes to Financial Statements.

                                 Statements of Changes in Net Assets

                                                  Year Ended October 31, 1999                           Year Ended October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)         Florida   Pennsylvania     Michigan       Georgia       Florida  Pennsylvania     Michigan      Georgia
    in Net Assets            Series         Series       Series        Series        Series        Series       Series       Series
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income   $ 6,055,123   $ 5,064,698   $ 2,769,291   $ 1,376,920   $ 6,590,565   $ 5,009,861    $ 2,657,45  $  854,695
Net realized
gain (loss) from
investment
transactions             (3,917,644)     (383,441)   (1,385,665)     (363,336)    2,832,040       376,860       47,231      169,461
Net change in
unrealized
appreciation
(depreciation)
of investments           (8,183,315)    (8,873,598)  (3,271,625)   (2,283,607)      342,625     2,421,388    1,185,432      401,895
Net increase
(decrease) in net
assets resulting
from operations          (6,045,836)    (4,192,341)  (1,887,999)   (1,270,023)    9,765,230     7,808,109    3,890,116    1,426,051
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income    (6,143,545)    (5,110,986)  (2,666,930)   (1,303,721)   (6,640,787)   (5,096,457)  (2,665,343)    (838,393)
Net realized gain from
investment transactions           -             -             -      (156,238)           -             -            -      (204,622)
Total distributions      (6,143,545)    (5,110,986)  (2,666,930)   (1,459,959)   (6,640,787)   (5,096,457)  (2,665,343)  (1,043,015)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS
Net proceeds from
sales of shares          11,496,856      9,216,617    6,967,293    14,058,781     8,004,729    18,457,191    5,381,047    6,912,841
Net asset value of
shares issued to
shareholders in
reinvestment of
dividends and
distributions             2,648,817      2,334,947    1,584,103     1,157,234     2,709,366     2,310,650    1,455,413      666,699
Total                    14,145,673     11,551,564    8,551,396    15,216,015    10,714,095    20,767,841    6,836,460    7,579,540
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares
reacquired              (29,553,307)   (11,320,135)  (7,778,927)   (4,818,661) (24,019,865)  (14,810,076)   (7,552,518)  (2,095,385)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
in net assets
derived from
capital share
transactions            (15,407,634)       231,429      772,469    10,397,354   (13,305,770)    5,957,765     (716,058)   5,484,155
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS           (27,597,015)    (9,071,898)  (3,782,460)    7,667,372   (10,181,327)    8,669,417      508,715    5,867,191
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year       134,566,731    102,906,564   53,138,525    19,764,458   144,748,058    94,237,147   52,629,810   13,897,267
------------------------------------------------------------------------------------------------------------------------------------
End of year+           $106,969,716   $ 93,834,666  $49,356,065   $27,431,830  $134,566,731  $102,906,564  $53,138,525  $19,764,458
------------------------------------------------------------------------------------------------------------------------------------

+ Includes undistributed (overdistributed) net investment income of $(529,045), $(175,891), $97,911 and $52,509, respectively, as of October
     31, 1999 and (overdistributed) net investment income of $(454,247), $(129,603), $(4,450) and $(20,690), respectively, as of October 31, 1998.
     See Notes to Financial Statements.

                                  Financial Highlights

                                  Florida Series

                                                                              Class A Shares                  Class C Shares
                                                ----------------------------------------------------------------------------------

                                                                                                            Year Ended
                                                                       Year Ended October 31,              October 31, 7/15/96(b)
Per Share Operating Performance:                  1999     1998      1997      1996      1995    1999    1998     1997to 10/31/96
---------------------------------------------------------------------------------------------- -----------------------------------
Net asset value, beginning of year               $4.98    $4.87     $4.79     $4.85     $4.49   $4.98    $4.87   $4.79    $4.70
---------------------------------------------------------------------------------------------- -----------------------------------
Income (loss) from investment operations
      Net investment income                        .23(d)   .235      .240      .248      .271    .20(d)   .200    .202     .064
      Net realized and unrealized gain (loss)
on investments                                    (.46)     .113      .092     (.056)     .352   (.46)     .112    .093     .093
      Total from investment operations            (.23)     .348      .332      .192      .623   (.26)     .312    .295     .157
----------------------------------------------------------------------------------------------- ----------------------------------
      Distributions
      Dividends from net investment income                 (.23)     (.238)    (.252)    (.252)  (.263)   (.20)   (.202)   (.215)
    (.067)
----------------------------------------------------------------------------------------------- ----------------------------------
Net asset value, end of year                     $4.52    $4.98     $4.87     $4.79     $4.85   $4.52    $4.98   $4.87    $4.79
----------------------------------------------------------------------------------------------- ----------------------------------

Total Return(a)                                  (4.74)%   7.30%     7.12%     4.09%    14.22%  (5.43)%   6.52%   6.33%    3.35%(c)
==================================================================================================================================
Ratios to Average Net Assets:
      Expenses, including waiver                   .97%     .89%      .86%      .80%      .74%   1.62%    1.58%   1.57%     .44%(c)
      Expenses, excluding waiver                   .97%     .89%      .86%      .82%      .88%   1.62%    1.58%   1.57%     .44%(c)
      Net investment income                       4.73%    4.79%     5.03%     5.19%     5.81%   4.07%    4.09%   4.29%    1.37%(c)
     =============================================================================================================================

                                                                                                             Year Ended October 31,
Supplemental Data for All Classes:                       1999             1998              1997             1996            1995
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)                  $106,970         $134,567          $144,748         $162,070        $173,242
      Portfolio turnover rate                         191.12%          140.61%           106.32%          167.95%        142.04%
     =============================================================================================================================

(a)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. (b)Commencement of offering class shares.
(c)Not annualized. (d)Calculated using average shares outstanding during the year. See Notes to Financial Statements.


                                  Financial Highlights

                                  Pennsylvania Series

                                                                                                            Year Ended October 31,
Per Share Operating Performance:                              1999            1998           1997             1996            1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                          $ 5.28           $ 5.14         $ 5.01           $ 5.01         $ 4.62
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                    .26(b)           .264           .276             .2772          .282
      Net realized and unrealized gain (loss) on investments  (.47)             .144           .131          (.0011)           .395
      Total from investment operations                        (.21)             .408           .407             .2761          .677
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                    (.26)            (.268)         (.277)           (.2761)        (.287)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $ 4.81           $ 5.28         $ 5.14           $ 5.01         $ 5.01
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                              (4.13)%           8.12%          8.37%            5.68%         15.02%
====================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                        $93,835        $102,907        $94,237          $92,605         $93,494
      ==============================================================================================================================
      Ratios to Average Net Assets:
          Expenses, including waiver                           .96%             .72%           .61%             .62%           .50%
          Expenses, excluding waiver                           .96%             .72%           .65%             .69%           .65%
          Net investment income                               5.02%            5.05%          5.47%            5.55%          5.83%

      Portfolio turnover rate                                40.76%           65.20%         70.99%           78.30%        126.11%
====================================================================================================================================

(a)Total  return  does not  consider  the effects of sales loads and assumes the
reinvestment   of  all   distributions.   (b)Calculated   using  average  shares
outstanding during the year. See Notes to Financial Statements.

                                  Financial Highlights

                                  Michigan Series


                                                                                                             Year Ended October 31,
Per Share Operating Performance:                               1999            1998           1997           1996              1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                           $ 5.18          $ 5.06         $ 4.93         $  4.93          $ 4.53
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations
      Net investment income                                     .26(b)          .255           .267            .274            .284
      Net realized and unrealized gain (loss) on investments   (.44)            .121           .128            (.010)          .395
      Total from investment operations                         (.18)            .376           .395            .264            .679
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                     (.25)           (.256)         (.265)          (.264)          (.279)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $ 4.75          $ 5.18         $ 5.06         $  4.93          $ 4.93
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                               (3.55)%          7.59%          8.24%           5.53%          15.39%
====================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                         $49,356         $53,139        $52,630        $52,975           $54,186
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
          Expenses, including waiver                            .69%            .69%           .60%            .44%            .25%
          Expenses, excluding waiver                            .69%            .69%           .68%            .73%            .75%
          Net investment income                                5.21%           4.98%          5.37%           5.59%           5.95%

      Portfolio turnover rate                                 186.97%         82.33%         68.50%          85.26%          98.89%
      ==============================================================================================================================

(a)Total  return  does not  consider  the effects of sales loads and assumes the
reinvestment   of  all   distributions.   (b)Calculated   using  average  shares
outstanding during the year. See Notes to Financial Statements.


                                  Financial Highlights

                                  Georgia Series


                                                                                         Year Ended October 31,         12/27/94(b)
Per Share Operating Performance:                              1999          1998           1997            1996         to 10/31/95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $ 5.43        $ 5.31         $ 5.14          $ 5.12          $ 4.76
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                     .28(d)        .276           .275            .290            .245
      Net realized and unrealized gain (loss) on investments   (.50)          .187           .187            .0397           .370
      Total from investment operations                         (.22)          .463           .462            .3297           .615
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                     (.26)         (.268)         (.282)          (.2872)         (.255)
      Distributions from net realized gain                     (.04)         (.075)         (.01)           (.0225)           -
      Total distributions                                      (.30)         (.343)         (.292)          (.3097)         (.255)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $ 4.91        $ 5.43         $ 5.31          $ 5.14          $ 5.12
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                               (4.36)%        9.00%          9.27%           6.69%          13.15%(c)
====================================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                        $27,432        $19,764        $13,897        $10,688           $5,203
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
          Expenses, including waiver                            .18%          .24%           .38%            .03%            .00%(c)
          Expenses, excluding waiver                            .68%          .74%           .88%            .83%           1.08%(c)
          Net investment income                                5.32%         5.07%          5.23%           5.55%           5.44%(c)

      Portfolio turnover rate                                115.87%       126.52%         90.40%          72.53%         142.69%
====================================================================================================================================

(a)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. (b)Commencement of operations. (c)Not annualized. (d)Calculated using average shares outstanding during the year. See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 11, 1991. The Trust consists of four separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Security valuation is determined as follows: Portfolio securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income taxes. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) Dividends from net investment income are declared daily and paid monthly. Discounts and premiums on securities purchased are amortized. Taxable net realized gains from investment transactions, if any, reduced by capital loss carryforwards are distributed annually. (e) Organization expenses are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 0.50%. Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of October 31, 1999, other expenses reimbursed by Lord Abbett and not repaid by the Georgia Series amounted to $40,765. At October 31, 1999, the management fee payables were $53,595 for the Florida Series, $41,306, for the Pennsylvania Series and $21,959 for the Michigan Series.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor, which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of the Class A shares. The Class A Plan of the Michigan and Georgia Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class C Plan of the Florida Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. At October 31, 1999, the 12b-1 fees payable were $79,305 for the Florida Series and $52,341 for the Pennsylvania Series.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:


                               Distributor  Dealers'
Series                         Commissions  Concessions
--------------------------------------------------------------------------------
Florida-Class A                    $19,203                $123,182
--------------------------------------------------------------------------------

Pennsylvania                        34,170                 213,869
Michigan                            20,680                 142,339
Georgia                             40,828                 269,680
--------------------------------------------------------------------------------

Certain of the Trust's officers and trustees have an interest in Lord Abbett.

3. Distributions

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

At October 31, 1999, accumulated net realized loss for financial reporting purposes was as follows:

Florida           $11,249,391            Pennsylvania    $839,039
--------------------------------------------------------------------------------
Michigan            2,575,354            Georgia          363,336
--------------------------------------------------------------------------------

At October 31, 1999, the capital loss carryforwards were as follows:

                                Expiration Date
--------------------------------------------------------------------------------
                 2002        2003          2004         2007         Total
--------------------------------------------------------------------------------
Florida       $3,194,374   $2,973,819   $1,163,554   $3,917,644  $11,249,391
--------------------------------------------------------------------------------
Pennsylvania           -      455,598           -       383,441      839,039
Michigan         818,540      371,149           -     1,385,665    2,575,354
Georgia               -            -            -       363,336      363,336
--------------------------------------------------------------------------------

Dividends declared by class for the Florida Series were as follows:

                   Year Ended 10/31/99         Year Ended 10/31/98
--------------------------------------------------------------------------------
Class A                     $5,861,053                  $6,344,675
--------------------------------------------------------------------------------
Class C                     $  282,492                  $  296,112

4. Capital
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the Florida Series (both shares and dollar amount) were as follows:



                   Year Ended 10/31/99         Year Ended 10/31/98
--------------------------------------------------------------------------------
Class A            Shares       Amount       Shares         Amount
--------------------------------------------------------------------------------
Sales of shares    2,140,580 $ 10,489,982    1,389,830   $  6,880,942
Shares issued to
shareholders in
reinvestment of
dividends            521,529    2,536,233      526,740      2,597,397
Total              2,662,109   13,026,215    1,916,570      9,478,339
--------------------------------------------------------------------------------
Shares reacquired (5,872,974) (27,847,385) ( 4,542,387)   (22,396,582)
Decrease          (3,210,865)$(14,821,170)  (2,625,817)  $(12,918,243)
--------------------------------------------------------------------------------

                   Year Ended 10/31/99         Year Ended 10/31/98
--------------------------------------------------------------------------------
Class C            Shares       Amount       Shares         Amount
--------------------------------------------------------------------------------
Sales of shares    206,290   $1,006,874      227,206    $ 1,123,787
Shares issued to
shareholders in
reinvestment of
dividends           23,004      112,584       23,490        111,969
Total              229,294    1,119,458      250,696      1,235,756
--------------------------------------------------------------------------------
Shares reacquired (351,921)  (1,705,922)    (329,582)    (1,623,283)
Decrease          (122,627)  $ (586,464)     (78,886)   $  (387,527)
--------------------------------------------------------------------------------


Transactions in shares of beneficial interest for the single class Series were as follows:


                                                                      Year Ended 10/31/99                     Year Ended 10/31/98
----------------------------------------------------------------------------------------------------------------------------------
                                                  Pennsylvania      Michigan      Georgia  Pennsylvania     Michigan      Georgia
                                                        Series        Series       Series        Series       Series       Series
----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                      1,782,011     1,369,248    2,650,359     3,532,337    1,049,221    1,288,523
Shares issued to shareholders
in reinvestment of dividends
and distributions                                      453,990       313,540      219,532       443,670      283,947      124,402
Total                                                2,236,001     1,682,788    2,869,891     3,976,007    1,333,168    1,412,925
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                   (2,210,655)   (1,554,501)    (918,111)   (2,833,326)  (1,470,712)    (390,439)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares                           25,346       128,287    1,951,780     1,142,681     (137,544)   1,022,486



As of October 31, 1999, paid in capital for each Series was as follows:
$119,231,175 for the Florida Series, $97,613,695 for the Pennsylvania Series, $52,290,556 for the Michigan Series and $29,108,693 for the Georgia Series.

5. Fund Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                           Purchases                  Sales
--------------------------------------------------------------------------------
Florida                       $244,258,532           $254,930,480
--------------------------------------------------------------------------------
Pennsylvania                    40,580,318             41,245,867
--------------------------------------------------------------------------------
Michigan                       102,712,634            100,482,219
--------------------------------------------------------------------------------
Georgia                         37,943,069             28,791,044
--------------------------------------------------------------------------------

As of October 31, 1999, net unrealized depreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                      Net Unrealized     Unrealized    Unrealized
Series                   Depreciation   Appreciation Depreciation
--------------------------------------------------------------------------------
Florida                  $  (483,023)     $1,709,415  $(2,192,438)
--------------------------------------------------------------------------------
Pennsylvania              (2,764,099)      2,173,625   (4,937,724)
--------------------------------------------------------------------------------
Michigan                    (457,048)        816,157   (1,273,205)
--------------------------------------------------------------------------------
Georgia                   (1,366,036)         66,928   (1,432,964)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Trustees' Remuneration

The Trustees of the Trust associated withLord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustee fees payable at October 31, 1999 were $36,524.

Copyright(C)1999 by Lord Abbett Tax-Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Trust's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

A Tradition of Performance Through
Disciplined Investing

[PHOTO]

(standing, left to right)
Lisa D'Emic, Municipal Portfolio Manager

Richard Smola, Municipal Portfolio Manager

Philip Fang, Fund Portfolio Manager

(seated, left to right)
Zane E. Brown, Partner in Charge of
Fixed Income and Fund Portfolio Manager

John R. Mousseau, Director of Municipal
Bond Management and Fund Portfolio Manager


A successful long-term track record is evidence of a successful investment strategy. For decades, we at Lord, Abbett & Co. have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 68 investment professionals have helped us earn the trust of financial professionals and investors for the past 70 years.


About Your Trust's
        Board of
        Trustees


The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Trustees review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regarding your Trust. Every Trustee possesses extensive business experience. Lord Abbett Tax-Free Income Trust shareholders are indeed fortunate to have a group of independent Trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our Trustees, William Bush.

William Bush
Trustee-Lord Abbett
Tax-Free Income Trust
[PHOTO]


Mr. Bush received his BA degree from Yale University in 1960. Mr. Bush co-founded the financial advisory firm of Bush-O'Donnell & Company which provides investment management and financial advisory services to corporations and individuals throughout the United States and abroad.

Mr. Bush serves as a member of the Board of Directors of Right Choice Managed Care Inc., Maritz Inc., Mississippi Valley Bancshares, Inc., and INTRAV, Inc., all of St. Louis, and DT Industries Inc. of Springfield, Missouri. He was named an independent director for all of Lord Abbett's funds in 1998.

Independent Auditors' Report


The Board of Directors and Shareholders,Lord Abbett Tax-Free Income Trust, Inc.:
We have audited the accompanying statements of net assets of the Florida Series, Pennsylvania Series, Michigan Series, and Georgia Series of Lord Abbett Tax-Free Income Trust, Inc. as of October 31, 1999, the related statements of operations for the year ended, and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Florida Series, Pennsylvania Series, Michigan Series, and Georgia Series of Lord Abbett Tax-Free Income Trust, Inc. at October 31, 1999, the results of their operations, the changes in their net assets and their financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.

[GRAPHIC OMITTED]

Deloitte & Touche LLP
New York, New York
December 17,1999

Copyright(C)1999 by Lord Abbett Tax-Free Income Trust, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Trust's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.


Numbers to Keep Handy
For Shareholder Account or Statement
Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit OurWeb Site:
www.lordabbett.com

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